SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Translation of amounts

December 31, 2025
	Year-end spot rate	Average rate
US$ against RMB	US$1=RMB6.9931	US$1=RMB7.1708
US$ against VND	US$1=VND26300.0000	US$1=VND26021.0833

December 31, 2024
	Year-end spot rate	Average rate
US$ against RMB	US$1=RMB7.2993	US$1=RMB7.1933
US$ against VND	US$1=VND25480.0000	US$1=VND25068.6667

December 31, 2023
	Year-end spot rate	Average rate
US$ against RMB	US$1=RMB7.0999	US$1=RMB7.0896

Schedule of Concentration of customers and suppliers

	For the years ended December 31,
	2023	2024	2025
Percentage of the Company’s total revenue
Customer A	52%	44%	36%
Customer C	*	*	16%
Customer D	*	*	13%
Customer B	24%	12%	10%

* represents percentage less than 10%.

Accounts receivable due from those customers were as follows:

	As of December 31,
	2024	2025
Percentage of the Company’s accounts receivables
Customer B	28%	23%
Customer C	18%	22%
Customer D	16%	19%
Customer E	13%	13%

The suppliers whose purchase individually represented greater than 10% of the total cost of revenue of the Company for the years ended December 31, 2023, 2024 and 2025 were as follows:

	For the years ended December 31,
	2023	2024	2025
Percentage of the Company’s total purchase
Supplier A	20%	16%	14%
Supplier B	18%	14%	*
Supplier C	15%	13%	*

* represents percentage less than 10%.

Accounts payable due to those suppliers were as follows:

	As of December 31,
	2024	2025
Percentage of the Company’s accounts payables
Supplier A	19%	13%
Supplier B	15%	*
Supplier C	11%	*

* represents percentage less than 10%

Schedule of Property, plant and equipment, net
Schedule of Property, plant and equipment, net
Category	Useful lives	Estimated residual value
Buildings	20 years	5%
Machinery and equipment	10 years	10%
Motor Vehicles	5 years	10%
Furniture and fixtures	5 years	5%
Electronic office equipment	3 years	5%
Leasehold improvements	1.5 to 10 years	0%